Supplemental Guarantor Information - Schedule of Supplemental Condensed Consolidated Income Statement (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of supplemental guarantor information [line items]
Revenue	€ 26,790	€ 25,220	€ 24,789
Cost of sales	(18,152)	(16,903)	(16,566)
Gross profit	8,638	8,317	8,223
Group operating profit	2,177	2,095	1,908
Loss on disposals	(24)	56	53
Finance costs	(339)	(301)	(325)
Finance income	34	12	8
Other financial expense	(46)	(60)	(66)
Share of equity accounted investments' profit	60	65	42
Profit before tax from continuing operations	1,862	1,867	1,620
Income tax expense	(426)	(55)	(431)
Group profit for the financial year from continuing operations	1,436	1,812	1,189
Profit after tax for the financial year from discontinued operations	1,085	107	81
Group profit for the financial year	2,521	1,919	1,270
Profit attributable to:
From continuing operations	1,432	1,788	1,162
From discontinued operations	1,085	107	81
From continuing operations	4	24	27
Group profit for the financial year	2,521	1,919	1,270
Guarantor [member]
Disclosure of supplemental guarantor information [line items]
Operating income/(costs)	1,741	22	20
Group operating profit	1,741	22	20
Loss on disposals	(15)
Profit before finance costs	1,726	22	20
Finance income	1	2	2
Share of subsidiaries' profit before tax	71	1,754	1,529
Share of equity accounted investments' profit	60	65	42
Profit before tax from continuing operations	1,858	1,843	1,593
Income tax expense	(426)	(55)	(431)
Group profit for the financial year from continuing operations	1,432	1,788	1,162
Profit after tax for the financial year from discontinued operations	1,085	107	81
Group profit for the financial year	2,517	1,895	1,243
Profit attributable to:
From continuing operations	1,432	1,788	1,162
From discontinued operations	1,085	107	81
Group profit for the financial year	2,517	1,895	1,243
CRH America, Inc [member]
Disclosure of supplemental guarantor information [line items]
Finance costs	(224)	(235)	(266)
Finance income	231	242	275
Share of subsidiaries' profit before tax	115	83	95
Profit before tax from continuing operations	122	90	104
Income tax expense	(32)	(29)	(41)
Group profit for the financial year from continuing operations	90	61	63
Group profit for the financial year	90	61	63
Profit attributable to:
From continuing operations	90	61	63
Group profit for the financial year	90	61	63
Non-Guarantor subsidiaries [member]
Disclosure of supplemental guarantor information [line items]
Revenue	26,790	25,220	24,789
Cost of sales	(18,152)	(16,903)	(16,566)
Gross profit	8,638	8,317	8,223
Operating income/(costs)	(8,202)	(6,244)	(6,335)
Group operating profit	436	2,073	1,888
Loss on disposals	(9)	56	53
Profit before finance costs	427	2,129	1,941
Finance costs	(346)	(308)	(334)
Finance income	33	10	6
Other financial expense	(46)	(60)	(66)
Share of equity accounted investments' profit	60	65	42
Profit before tax from continuing operations	128	1,836	1,589
Income tax expense	(394)	(26)	(390)
Group profit for the financial year from continuing operations	(266)	1,810	1,199
Profit after tax for the financial year from discontinued operations	1,085	107	81
Group profit for the financial year	819	1,917	1,280
Profit attributable to:
From continuing operations	(270)	1,786	1,172
From discontinued operations	1,085	107	81
From continuing operations	4	24	27
Group profit for the financial year	819	1,917	1,280
Eliminate and reclassify [member]
Disclosure of supplemental guarantor information [line items]
Finance costs	231	242	275
Finance income	(231)	(242)	(275)
Share of subsidiaries' profit before tax	(186)	(1,837)	(1,624)
Share of equity accounted investments' profit	(60)	(65)	(42)
Profit before tax from continuing operations	(246)	(1,902)	(1,666)
Income tax expense	426	55	431
Group profit for the financial year from continuing operations	180	(1,847)	(1,235)
Profit after tax for the financial year from discontinued operations	(1,085)	(107)	(81)
Group profit for the financial year	(905)	(1,954)	(1,316)
Profit attributable to:
From continuing operations	180	(1,847)	(1,235)
From discontinued operations	(1,085)	(107)	(81)
Group profit for the financial year	(905)	(1,954)	(1,316)
CRH and subsidiaries [member]
Disclosure of supplemental guarantor information [line items]
Revenue	26,790	25,220	24,789
Cost of sales	(18,152)	(16,903)	(16,566)
Gross profit	8,638	8,317	8,223
Operating income/(costs)	(6,461)	(6,222)	(6,315)
Group operating profit	2,177	2,095	1,908
Loss on disposals	(24)	56	53
Profit before finance costs	2,153	2,151	1,961
Finance costs	(339)	(301)	(325)
Finance income	34	12	8
Other financial expense	(46)	(60)	(66)
Share of equity accounted investments' profit	60	65	42
Profit before tax from continuing operations	1,862	1,867	1,620
Income tax expense	(426)	(55)	(431)
Group profit for the financial year from continuing operations	1,436	1,812	1,189
Profit after tax for the financial year from discontinued operations	1,085	107	81
Group profit for the financial year	2,521	1,919	1,270
Profit attributable to:
From continuing operations	1,432	1,788	1,162
From discontinued operations	1,085	107	81
From continuing operations	4	24	27
Group profit for the financial year	€ 2,521	€ 1,919	€ 1,270